Expense Example	Mar. 29, 2026 USD ($)
Horizon Active Asset Allocation Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
Horizon Active Asset Allocation Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Horizon Active Asset Allocation Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Horizon Active Risk Assist Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
Horizon Active Risk Assist Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Horizon Active Risk Assist Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Horizon Active Income Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
Horizon Active Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Horizon Active Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
Horizon Equity Premium Income Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,490
Horizon Equity Premium Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Horizon Equity Premium Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	217
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,411
Horizon Defined Risk Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,422
Horizon Defined Risk Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Horizon Defined Risk Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,250
Horizon Multi-Factor U.S. Equity Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Horizon Multi-Factor U.S. Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Horizon Multi-Factor U.S. Equity Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Horizon Defensive Core Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Horizon Defensive Core Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Horizon Defensive Core Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Horizon Tactical Fixed Income Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Horizon Tactical Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Horizon Tactical Fixed Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,479
Horizon Multi-Factor Small/Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,307
Centre American Select Equity Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Centre American Select Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Centre American Select Equity Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Centre Global Infrastructure Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	1,653
Centre Global Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,370
Centre Global Infrastructure Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	$ 1,484